Condensed Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 376,675	$ 340,255	$ 177,168	$ 122,237	$ 331,570	$ 304,581
Restricted cash	2,549	2,543		10,251
Short-term investments	1,564	3,666		10,545
Accounts receivable, net	144,319	131,805		106,274
Unbilled receivables	6,612	6,372		5,551
Notes receivable	2,619	2,740		2,786
Prepaid expenses and other current assets	20,344	17,707		30,420
Deferred costs	7,291	7,379		8,174
Income taxes receivable		6,596		37,874
Deferred tax assets	8,497	6,693		7,728
Total current assets	570,470	525,756		341,840
Long-term investments				2,506
Property and equipment, net	113,723	118,513		100,102
Goodwill	572,178	572,178		572,178
Intangible assets, net	276,115	288,487		338,768
Notes receivable, long-term	406	1,008		3,748
Deferred costs, long-term	600	702		701
Other assets, long-term	26,979	20,080		22,767
Total assets	1,560,471	1,526,724		1,382,610
Current liabilities:
Accounts payable	2,926	9,269		7,385
Accrued expenses	59,767	85,424		79,334
Income taxes payable	6,167
Deferred revenue	48,387	49,070		41,080
Notes payable	7,971	8,125		4,856
Capital lease obligations	1,105	1,686		3,065
Accrued restructuring reserve		372		4,361
Other liabilities	2,844	3,484		5,317
Total current liabilities	129,167	157,430		145,398
Deferred revenue, long-term	10,061	9,922		10,363
Notes payable, long-term	614,271	576,688		584,809
Capital lease obligations, long-term	422	817		1,918
Deferred tax liabilities, long-term	117,487	114,130		120,948
Other liabilities, long-term	21,592	21,129		16,540
Total liabilities	893,000	880,116		879,976
Total stockholders' equity	667,471	646,608		502,634	596,112	504,437
Total liabilities and stockholders' equity	1,560,471	1,526,724		1,382,610
Neustar, Inc.
Current assets:
Cash and cash equivalents	372,074	330,849		103,029
Restricted cash	1,481	1,481		9,198
Short-term investments	1,564	3,666		10,545
Accounts receivable, net	89,160	75,849		69,468
Unbilled receivables	1,200	1,221		1,227
Notes receivable	2,619	2,740		2,786
Prepaid expenses and other current assets	15,528	14,306		23,653
Deferred costs	6,916	6,989		7,446
Income taxes receivable		7,043		23,336
Deferred tax assets	4,945	3,278		3,372
Intercompany receivable	12,714	16,856		22,171
Total current assets	508,201	464,278		276,231
Long-term investments				2,506
Property and equipment, net	90,071	92,183		74,098
Goodwill	80,911	80,911		81,173
Intangible assets, net	17,413	18,025		21,013
Notes receivable, long-term	406	1,008		3,748
Deferred costs, long-term	340	390		594
Net investments in subsidiaries	704,039	703,394		752,473
Other assets, long-term	26,813	19,834		22,324
Total assets	1,428,194	1,380,023		1,234,160
Current liabilities:
Accounts payable	1,998	6,117		4,442
Accrued expenses	46,635	65,956		66,695
Income taxes payable	5,026
Deferred revenue	28,925	29,031		28,943
Notes payable	7,971	8,125		4,856
Capital lease obligations	1,105	1,686		3,065
Accrued restructuring reserve		247		3,488
Other liabilities	1,555	2,041		4,556
Total current liabilities	93,215	113,203		116,045
Deferred revenue, long-term	9,291	9,234		9,416
Notes payable, long-term	614,271	576,688		584,809
Capital lease obligations, long-term	422	817		1,918
Deferred tax liabilities, long-term	27,067	17,448		7,301
Other liabilities, long-term	15,326	14,772		11,644
Total liabilities	759,592	732,162		731,133
Total stockholders' equity	668,602	647,861		503,027
Total liabilities and stockholders' equity	1,428,194	1,380,023		1,234,160
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	817	5,372	3,795	17,136	936
Restricted cash	845	845		843
Accounts receivable, net	53,274	54,599		35,809
Unbilled receivables	5,240	5,030		4,323
Prepaid expenses and other current assets	4,362	3,057		6,135
Deferred costs	280	296		413
Income taxes receivable				14,538
Deferred tax assets	3,716	4,020		4,596
Total current assets	68,534	73,219		83,793
Property and equipment, net	23,627	26,303		25,934
Goodwill	467,539	467,538		467,276
Intangible assets, net	258,702	270,462		317,755
Deferred costs, long-term	260	312		107
Other assets, long-term	158	236		393
Total assets	818,820	838,070		895,258
Current liabilities:
Accounts payable	554	2,819		2,517
Accrued expenses	11,825	17,382		10,922
Income taxes payable	630
Deferred revenue	18,201	18,473		10,612
Accrued restructuring reserve				264
Other liabilities	1,245	1,432		750
Intercompany payable		115		7,001
Total current liabilities	32,455	40,221		32,066
Deferred revenue, long-term	770	688		947
Deferred tax liabilities, long-term	92,535	97,392		114,020
Other liabilities, long-term	6,266	6,357		4,896
Total liabilities	132,026	144,658		151,929
Total stockholders' equity	686,794	693,412		743,329
Total liabilities and stockholders' equity	818,820	838,070		895,258
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	3,784	4,034	1,949	2,072	2,023	2,129
Restricted cash	223	217		210
Accounts receivable, net	1,885	1,357		997
Unbilled receivables	172	121		1
Prepaid expenses and other current assets	454	344		632
Deferred costs	95	94		315
Total current assets	6,613	6,167		4,227
Property and equipment, net	25	27		70
Goodwill	23,728	23,729		23,729
Deferred tax assets, long-term	2,115	710		373
Other assets, long-term	8	10		50
Total assets	32,489	30,643		28,449
Current liabilities:
Accounts payable	374	333		426
Accrued expenses	1,307	2,086		1,717
Income taxes payable	511	447
Deferred revenue	1,261	1,566		1,525
Accrued restructuring reserve		125		609
Deferred tax liabilities	164	605		240
Other liabilities	44	11		11
Intercompany payable	12,714	16,741		15,170
Total current liabilities	16,375	21,914		19,698
Total liabilities	16,375	21,914		19,698
Total stockholders' equity	16,114	8,729		8,751
Total liabilities and stockholders' equity	32,489	30,643		28,449
Consolidation, Eliminations
Current assets:
Income taxes receivable		(447)
Deferred tax assets	(164)	(605)		(240)
Intercompany receivable	(12,714)	(16,856)		(22,171)
Total current assets	(12,878)	(17,908)		(22,411)
Net investments in subsidiaries	(704,039)	(703,394)		(752,473)
Deferred tax assets, long-term	(2,115)	(710)		(373)
Total assets	(719,032)	(722,012)		(775,257)
Current liabilities:
Income taxes payable		(447)
Deferred tax liabilities	(164)	(605)		(240)
Intercompany payable	(12,714)	(16,856)		(22,171)
Total current liabilities	(12,878)	(17,908)		(22,411)
Deferred tax liabilities, long-term	(2,115)	(710)		(373)
Total liabilities	(14,993)	(18,618)		(22,784)
Total stockholders' equity	(704,039)	(703,394)		(752,473)
Total liabilities and stockholders' equity	$ (719,032)	$ (722,012)		$ (775,257)